Fair Value of Debt (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Note Payable [Member]
Fair Value at December 31, 2011	$ 74,009
Repayments of principal	(59,875)
Increase in value during the period	1,005
Fair Value at September 30, 2012	13,129
Senior Secured Term Loan Due 2015 [Member]
Fair Value at December 31, 2011	235,000
Increase in value during the period	8,600
Fair Value at September 30, 2012	243,600
Senior Subordinated Secured Notes Due 2017 [Member]
Change in balance related to plan of reorganization	75,000
Increase in value during the period	23,200
Fair Value at September 30, 2012	98,200
7 5/8% Senior Notes Due December 15, 2012 [Member]
Fair Value at December 31, 2011	20,469
Change in balance related to plan of reorganization	(20,469)
10 3/4% Senior Notes Due April 1, 2013 [Member]
Fair Value at December 31, 2011	40,614
Change in balance related to plan of reorganization	(40,614)
7 1/2% Senior Notes Due February 15, 2014 [Member]
Fair Value at December 31, 2011	21,742
Change in balance related to plan of reorganization	$ (21,742)